Common Stock And Preferred Stock (Summary Of Changes In Common Stock Issued And Treasury Stock) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock And Preferred Stock [Line Items]
Purchase of treasury stock	1,455,111	4,280,000
Common Stock [Member]
Common Stock And Preferred Stock [Line Items]
Balance at beginning of year	49,586,198	49,445,350	49,316,913
Issuance pursuant to stock option and stock-SARS plan	32,663	122,983	121,969
Issuance of deferred shares		17,865	6,468
Balance at end of year	49,618,861	49,586,198	49,445,350
Treasury Stock [Member]
Common Stock And Preferred Stock [Line Items]
Balance at beginning of year	4,077,360	767	594,134
Purchase of treasury stock	1,455,111	4,280,000
Issuance pursuant to stock option and stock-SARS plan	(842,746)	(178,352)	(547,253)
Awards of restricted stock	(10,683)	(12,384)	(14,390)
Issuance of deferred shares	(6,342)	(12,671)	(31,724)
Balance at end of year	4,672,700	4,077,360	767